Intangible assets - Summary of goodwill allocation (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Goodwill	€ 1,835	€ 1,981
Metal Europe
Goodwill
Goodwill	267	268
Metal Americas
Goodwill
Goodwill	24	28
Beverage Europe
Goodwill
Goodwill	504	507
Beverage Americas
Goodwill
Goodwill	364	414
Glass Packaging Europe
Goodwill
Goodwill	54	57
Glass Packaging North America
Goodwill
Goodwill	€ 622	€ 707